Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 93.0%	Shares	Value
Australia - 3.9%
BlueScope Steel Ltd.	4,159	$54,511
Commonwealth Bank of Australia	2,324	154,987
National Australia Bank Ltd.	3,772	72,783
Sandfire Resources Ltd.	14,334	68,880
Sonic Healthcare Ltd.	5,477	147,497
South32 Ltd.	60,709	167,028
Austria - 0.4%
voestalpine AG	1,890	62,833
Belgium - 0.2%
UCB S.A.	315	31,344
Denmark - 4.2%
AP Moeller-Maersk A/S, Class B	84	301,740
Danske Bank A/S	2,582	50,120
Novo Nordisk A/S, Class B	2,627	261,303
Pandora A/S	310	33,709
Scandinavian Tobacco Group A/S	2,909	62,710
Finland - 2.3%
Nokia Oyj*	11,083	66,094
Nordea Bank Abp	27,759	329,713
France - 9.4%
BNP Paribas S.A.	1,845	131,713
Capgemini S.A.	679	152,649
Cie de Saint-Gobain	2,894	195,829
Eiffage S.A.	1,211	127,243
Fnac Darty S.A.	1,031	61,192
LVMH Moet Hennessy Louis Vuitton SE	303	248,876
Publicis Groupe S.A.	763	51,701
Rexel S.A.*	2,312	51,533
Sanofi	1,953	204,209
Sartorius Stedim Biotech	143	62,707
Societe Generale S.A.	3,387	125,726
TotalEnergies SE	3,025	172,023
Germany - 7.6%
Bayer AG	1,345	81,713
Bayerische Motoren Werke AG	1,240	131,245
Brenntag SE	502	43,009
Daimler AG	1,666	132,936
Deutsche Post AG	4,216	253,720
Deutsche Telekom AG	9,228	174,214
HeidelbergCement AG	658	45,789
Infineon Technologies AG	3,789	157,348
Merck KGaA	1,189	260,744
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	5,100	51,025
CK Hutchison Holdings Ltd.	21,000	149,254
Kerry Properties Ltd.	21,000	59,322
Pacific Basin Shipping Ltd.	231,000	98,604
Ireland - 0.3%
James Hardie Industries PLC, CDI	1,462	49,204
Israel - 0.5%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	9,700	81,771
Italy - 1.1%
Enel SpA	8,079	62,181
Eni SpA	6,072	91,208
Unipol Gruppo SpA	6,801	38,260
Japan - 25.5%
AGC, Inc.	4,600	211,119
Arcland Sakamoto Co. Ltd.	1,300	17,755
Canon, Inc.	3,600	85,143
Cosmo Energy Holdings Co. Ltd.	1,300	26,135
FUJIFILM Holdings Corp.	4,200	281,551
Fujitsu Ltd.	1,000	132,198
Hirogin Holdings, Inc.	4,800	27,980
Hitachi Ltd.	2,100	109,150
Hitachi Zosen Corp.	5,100	33,955
Hokkaido Electric Power Co., Inc.	6,500	28,356
Honda Motor Co. Ltd.	3,700	108,975
Ibiden Co. Ltd.	1,300	72,644
Iida Group Holdings Co. Ltd.	8,400	174,759
ITOCHU Corp.	7,800	250,586
Ki-Star Real Estate Co. Ltd.	500	30,596
Marubeni Corp.	15,100	155,378
Mitsubishi Corp.	3,100	105,253
Mitsubishi UFJ Financial Group, Inc.	25,000	151,532
Mizuho Financial Group, Inc.	3,880	52,558
Murata Manufacturing Co. Ltd.	1,700	127,812
NEC Networks & System Integration Corp.	6,000	86,582
Nippon Telegraph & Telephone Corp.	11,600	331,966
Nippon Yusen KK	3,400	266,537
Nomura Holdings, Inc.	15,300	67,588
Olympus Corp.	3,100	69,369
Sekisui House Ltd.	6,200	125,613
Seven & i Holdings Co. Ltd.	3,700	188,177
SoftBank Group Corp.	1,000	44,300
Sony Group Corp.	1,600	178,990
Sumitomo Corp.	11,500	177,737
Tokyo Electron Ltd.	400	195,653
Toyota Motor Corp.	20,000	395,264
Netherlands - 5.1%
Aegon N.V.	11,993	67,658
Akzo Nobel N.V.	531	54,962
ASML Holding N.V.	407	275,657
ASR Nederland N.V.	823	38,266
Koninklijke Ahold Delhaize N.V.	3,957	128,304
NN Group N.V.	2,460	137,666
Signify N.V.	1,499	79,400
Stellantis N.V.	4,189	80,884
Singapore - 1.7%
DBS Group Holdings Ltd.	7,300	191,748
Yangzijiang Shipbuilding Holdings Ltd.	99,300	95,274
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	8,409	53,688
Iberdrola S.A.	11,623	133,258
Repsol S.A.	2,443	31,044
Telefonica S.A.	13,180	61,439
Sweden - 1.0%
SSAB AB, Class B*	19,718	102,663
Telefonaktiebolaget LM Ericsson, Class B	5,068	63,280
Switzerland - 10.2%
Alcon, Inc.	2,764	213,128
Julius Baer Group Ltd.	1,420	92,797
Nestle S.A.	1,248	161,165
Novartis AG	3,512	305,156
Roche Holding AG	743	287,541
Sonova Holding AG	518	184,532
Swiss Life Holding AG	289	186,003
UBS Group AG	12,195	226,212
Zurich Insurance Group AG	139	66,485
United Kingdom - 15.8%
3i Group PLC	10,257	191,024
Anglo American PLC	1,314	57,928
Ashtead Group PLC	1,011	72,315
AstraZeneca PLC	1,674	194,733
Barclays PLC	51,115	137,132
Bellway PLC	1,001	38,518
BP PLC	16,070	83,306
British American Tobacco PLC	3,078	131,415
Coca-Cola Europacific Partners PLC	3,736	213,512
Computacenter PLC	2,745	98,845
Diageo PLC	5,453	275,166
Ferguson PLC	787	123,788
GlaxoSmithKline PLC	3,088	68,912
Imperial Brands PLC	7,608	180,384
Kingfisher PLC	16,151	72,427
Lloyds Banking Group PLC	104,409	72,457
Redrow PLC	4,870	41,028
Rio Tinto PLC	1,734	122,222
Royal Mail PLC	4,388	26,221
Shell PLC	4,682	120,275
SSE PLC	7,493	161,220
Standard Chartered PLC	9,190	66,928
Vodafone Group PLC	70,840	124,385
Total common stocks (cost $14,319,603)		15,715,762

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Volkswagen AG	1,304	271,585
Total preferred stocks (cost $250,243)		271,585

EXCHANGE TRADED FUNDS - 0.5%
United States - 0.5%
iShares MSCI EAFE ETF(a)	1,100	83,402
Total exchange traded funds (cost $85,726)		83,402

MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 0.03%#	78,843	78,843
Total money market funds (cost $78,843)		78,843
Total investment portfolio (cost $14,734,415) - 95.6%		16,149,592
Other assets in excess of liabilities - 4.4%		751,972
Total net assets - 100.0%		$16,901,564

* Non-income producing security
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
CDI - CHESS Depositary Interests
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $78,398 or 0.5% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola Europacific Partners PLC, iShares MSCI EAFE ETF, and Teva Pharmaceutical Industries Ltd., Sponsored ADR, which are categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $378,685 and $15,770,907, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.